Appendix 6 Details of Due Dates of Payments to Suppliers	12 Months Ended
Dec. 31, 2018
DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS
APPENDIX 6 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS

APPENDIX 6 DETAILS OF DUE DATES OF PAYMENTS TO SUPPLIERS

This appendix forms an integral part of the Group’s financial statements.

	Balance as of
	12-31-2018				12-31-2017
	Goods	Services	Other	Total	Goods	Services	Other	Total
Suppliers	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Suppliers with Current Payment Amounts
Up to 30 days	12,198,153	229,044,692	—	241,242,845	—	94,132,901	—	94,132,901
Entre 31 y 60 dias	436,324	9,162,556	—	9,598,880
Mas de 365 dias	—	6,765	—	6,765
Total	12,634,477	238,214,013	—	250,848,490	—	94,132,901	—	94,132,901